Discontinued Operations - Brewery and Micro-brewing Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities of Discontinued Operations

The following table provides the details of the assets and liabilities of our discontinued brewery and micro-brewing operations as of the Closing Date:

October 1, 2015
Assets of discontinued operations:
Current:
Accounts receivable	$62,588
Inventories	85,493
Prepaid expenses and other current assets	11,588
Noncurrent:
Property and equipment	869,118
Other assets	12,816
Total assets of discontinued operations	$1,041,603

Liabilities of discontinued operations:
Current:
Accounts payable	$18,907
Accrued expenses and other current liabilities	46,874
Current portion of notes payable and capital leases	93,953
Noncurrent:
Noncurrent portion of notes payable and capital leases	229,446
Total liabilities of discontinued operations	$389,180

Net assets sold	$652,423
Cash received	395,650
Loss on sale of discontinued operations	$256,773

Schedule of Discontinued Operations Income and Expense

The following table provides income and expense of discontinued operations for the three and six months ended September 30, 2015 (Successor):

	Three Months Ended	Six Months Ended
	September 30, 2015	September 30, 2015

Revenues	$262,194	$510,216
Cost of goods sold	203,887	366,852
Gross profit	58,307	143,364
Operating expenses	-	-
Income from operations	58,307	143,364
Interest expense	(7,665)	(9,550)
Income from discontinued operations	$50,642	$133,814

	Nine Months	Three Months	Year
	Ended	Ended	Ended
	December 31, 2015	March 31, 2015	December 31, 2014
	Successor	Predecessor	Predecessor

Revenue	$510,216	$-	$-
Less: Cost of Goods Sold	366,852	-	-
Gross Profit	143,364	-	-

Other expenses	7,660	-	-
Interest expense	9,550	-	-
Income from discontinued operations	$126,154	$-	$-